CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

COMMON STOCKS - 50.1%	Shares	Value
Advertising - 0.3%
Interpublic Group of Cos., Inc.	29,723	$969,267
Omnicom Group, Inc.	16,919	1,699,175
		2,668,442

Aerospace & Defense - 1.4%
L3Harris Technologies, Inc.	10,397	2,460,658
Lockheed Martin Corp.	9,906	5,627,598
Northrop Grumman Corp.	6,129	3,206,754
Textron, Inc.	14,949	1,363,349
		12,658,359

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	9,032	934,903
Expeditors International of Washington, Inc.	11,191	1,381,081
		2,315,984

Alternative Carriers - 0.1%
Liberty Global Ltd. - Class A (a)	29,865	577,888
Liberty Global Ltd. - Class C (a)	28,422	559,061
		1,136,949

Apparel Retail - 0.2%
Gap, Inc.	11,547	258,999
Ross Stores, Inc.	12,242	1,843,768
		2,102,767

Apparel, Accessories & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	20,203	721,651
Carter's, Inc.	11,473	756,071
Columbia Sportswear Co.	7,226	583,355
PVH Corp.	5,833	575,659
Ralph Lauren Corp.	3,397	581,770
Tapestry, Inc.	25,104	1,028,511
VF Corp.	22,498	409,688
		4,656,705

Application Software - 0.0%(b)
Dropbox, Inc. - Class A (a)	15,438	388,111

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Automotive Parts & Equipment - 0.1%
Gentex Corp.	20,789	$651,320
Lear Corp.	4,265	497,512
		1,148,832

Automotive Retail - 1.1%
Advance Auto Parts, Inc. (c)	11,321	512,954
AutoNation, Inc. (a)	3,820	679,884
AutoZone, Inc. (a)	1,235	3,929,128
Murphy USA, Inc.	1,217	632,390
O'Reilly Automotive, Inc. (a)	3,547	4,008,003
Penske Automotive Group, Inc.	2,217	377,112
		10,139,471

Biotechnology - 2.1%
AbbVie, Inc.	26,499	5,202,019
Amgen, Inc.	18,226	6,084,385
Biogen, Inc. (a)	15,135	3,099,043
Gilead Sciences, Inc.	70,071	5,535,609
		19,921,056

Broadcasting - 0.3%
Fox Corp. - Class A	25,340	1,048,316
Fox Corp. - Class B	20,165	774,941
Nexstar Media Group, Inc.	3,257	556,556
		2,379,813

Broadline Retail - 0.5%
Dillard's, Inc. - Class A	1,870	633,874
eBay, Inc.	49,469	2,923,618
Kohl's Corp.	34,984	678,340
Macy's, Inc.	41,902	652,414
		4,888,246

Building Products - 1.0%
A O Smith Corp.	8,979	751,722
Builders FirstSource, Inc. (a)	12,275	2,135,850
Carlisle Cos., Inc.	2,750	1,165,450
Fortune Brands Innovations, Inc.	7,749	615,348
Johnson Controls International PLC	27,956	2,036,594
Masco Corp.	18,225	1,449,981
Owens Corning	5,908	996,857
		9,151,802

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Cable & Satellite - 0.9%
Charter Communications, Inc. - Class A (a)	7,032	$2,443,901
Comcast Corp. - Class A	146,924	5,813,783
		8,257,684

Cargo Ground Transportation - 0.0%(b)
Landstar System, Inc.	2,143	391,226

Casinos & Gaming - 0.1%
Boyd Gaming Corp.	6,035	362,221
MGM Resorts International (a)	17,833	670,342
		1,032,563

Commodity Chemicals - 0.8%
Dow, Inc.	68,330	3,661,121
LyondellBasell Industries NV - Class A	27,377	2,702,110
Olin Corp.	15,755	688,021
		7,051,252

Communications Equipment - 0.8%
Cisco Systems, Inc.	135,046	6,825,225
Ubiquiti, Inc.	1,456	281,765
		7,106,990

Computer & Electronics Retail - 0.3%
Best Buy Co., Inc.	23,661	2,375,564

Construction & Engineering - 0.1%
AECOM	7,477	748,747

Construction Machinery & Heavy Transportation Equipment - 1.1%
Allison Transmission Holdings, Inc.	7,519	697,387
Caterpillar, Inc.	16,943	6,033,402
Cummins, Inc.	9,931	3,106,914
		9,837,703

Construction Materials - 0.5%
CRH PLC	41,327	3,751,252
Eagle Materials, Inc.	2,202	567,565
		4,318,817

Consumer Staples Merchandise Retail - 0.6%
Target Corp.	37,220	5,717,736

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Copper - 0.0%(b)
Southern Copper Corp.	3,904	$397,082

Data Processing & Outsourced Services - 0.0%(b)
Genpact Ltd.	9,782	383,748

Distillers & Vintners - 0.2%
Constellation Brands, Inc. - Class A	7,527	1,811,824

Distributors - 0.2%
Genuine Parts Co.	7,874	1,128,029
LKQ Corp.	21,497	894,060
		2,022,089

Diversified Chemicals - 0.1%
Huntsman Corp.	26,184	577,357

Education Services - 0.1%
Grand Canyon Education, Inc. (a)	4,180	606,142

Electrical Components & Equipment - 0.4%
Acuity Brands, Inc.	2,348	598,036
Emerson Electric Co.	30,911	3,257,710
		3,855,746

Fertilizers & Agricultural Chemicals - 0.3%
CF Industries Holdings, Inc.	12,393	1,029,735
Corteva, Inc.	26,271	1,505,328
Scotts Miracle-Gro Co.	3,446	244,597
		2,779,660

Food Distributors - 0.2%
Sysco Corp.	21,405	1,668,948

Food Retail - 0.3%
Albertsons Cos., Inc. - Class A	37,252	730,884
Kroger Co.	34,371	1,828,881
		2,559,765

Footwear - 0.1%
Crocs, Inc. (a)	3,618	528,843

Forest Products - 0.1%
Louisiana-Pacific Corp.	6,739	654,020

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Gold - 0.3%
Newmont Corp.	51,066	$2,726,414

Health Care Distributors - 0.8%
Cardinal Health, Inc.	22,071	2,487,843
McKesson Corp.	8,300	4,656,964
		7,144,807

Health Care Facilities - 0.6%
HCA Healthcare, Inc.	12,633	4,997,488
Universal Health Services, Inc. - Class B	3,813	907,380
		5,904,868

Health Care Services - 1.3%
Cigna Group	16,182	5,854,809
CVS Health Corp.	53,826	3,081,000
DaVita, Inc. (a)	4,756	717,776
Labcorp Holdings, Inc.	5,337	1,226,923
Quest Diagnostics, Inc.	9,812	1,540,190
		12,420,698

Home Furnishings - 0.1%
Mohawk Industries, Inc. (a)	2,076	322,071
Tempur Sealy International, Inc.	9,599	503,275
		825,346

Home Improvement Retail - 1.5%
Home Depot, Inc.	21,365	7,873,003
Lowe's Cos., Inc.	23,376	5,808,936
		13,681,939

Homebuilding - 0.5%
Lennar Corp. - Class B	1,535	259,154
NVR, Inc. (a)	177	1,623,525
PulteGroup, Inc.	12,553	1,652,603
Toll Brothers, Inc.	6,953	1,001,719
		4,537,001

Homefurnishing Retail - 0.1%
Williams-Sonoma, Inc.	9,156	1,229,925

Hotels, Resorts & Cruise Lines - 0.8%
Booking Holdings, Inc.	1,643	6,422,865
Choice Hotels International, Inc. (c)	1,925	245,611
.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 0.8% (Continued)
Travel + Leisure Co.	12,701	$562,146
Wyndham Hotels & Resorts, Inc.	4,431	348,720
		7,579,342

Household Products - 1.9%
Clorox Co.	9,355	1,480,990
Colgate-Palmolive Co.	41,794	4,451,061
Kimberly-Clark Corp.	22,522	3,258,032
Procter & Gamble Co.	47,303	8,114,357
		17,304,440

Human Resource & Employment Services - 0.5%
Automatic Data Processing, Inc.	13,323	3,675,949
ManpowerGroup, Inc.	9,652	713,476
Robert Half, Inc.	9,529	597,182
		4,986,607

Industrial Conglomerates - 1.2%
3M Co.	40,337	5,432,990
Honeywell International, Inc.	27,701	5,759,315
		11,192,305

Industrial Machinery & Supplies & Components - 0.6%
Illinois Tool Works, Inc.	18,323	4,639,017
Snap-on, Inc.	2,950	837,033
		5,476,050

Integrated Oil & Gas - 1.7%
Chevron Corp.	46,843	6,930,422
Exxon Mobil Corp.	78,071	9,207,694
		16,138,116

Integrated Telecommunication Services - 0.6%
AT&T, Inc.	294,507	5,860,689

Internet Services & Infrastructure - 0.1%
VeriSign, Inc. (a)	6,912	1,271,117

IT Consulting & Other Services - 1.0%
Amdocs Ltd.	11,207	974,673
Cognizant Technology Solutions Corp. - Class A	44,730	3,478,652
International Business Machines Corp.	25,521	5,158,560
		9,611,885

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Leisure Facilities - 0.1%
Vail Resorts, Inc.	2,959	$537,650

Leisure Products - 0.1%
Brunswick Corp.	7,381	583,468

Managed Health Care - 1.1%
Centene Corp. (a)	18,924	1,491,779
Elevance Health, Inc.	8,154	4,540,881
Humana, Inc.	11,336	4,018,272
		10,050,932

Motorcycle Manufacturers - 0.0%(b)
Harley-Davidson, Inc.	9,028	338,008

Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	39,560	1,391,325

Oil & Gas Exploration & Production - 2.3%
APA Corp.	33,576	956,580
Chesapeake Energy Corp.	12,968	965,986
Chord Energy Corp.	3,278	486,554
Civitas Resources, Inc.	5,862	359,516
ConocoPhillips	52,871	6,016,191
Coterra Energy, Inc.	78,227	1,903,263
Devon Energy Corp.	63,315	2,835,246
EOG Resources, Inc.	40,795	5,255,212
Marathon Oil Corp.	57,094	1,635,743
Ovintiv, Inc.	23,390	1,001,794
		21,416,085

Oil & Gas Refining & Marketing - 1.7%
HF Sinclair Corp.	17,407	855,380
Marathon Petroleum Corp.	30,509	5,403,754
Phillips 66	35,556	4,988,862
Valero Energy Corp.	32,931	4,831,966
		16,079,962

Oil & Gas Storage & Transportation - 0.6%
Antero Midstream Corp.	39,932	593,789
Kinder Morgan, Inc.	138,125	2,979,356
Williams Cos., Inc.	51,240	2,345,255
		5,918,400

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Other Specialty Retail - 0.4%
Bath & Body Works, Inc.	25,386	$780,873
Dick's Sporting Goods, Inc.	4,762	1,128,404
Ulta Beauty, Inc. (a)	4,704	1,659,759
		3,569,036

Packaged Foods & Meats - 1.3%
Flowers Foods, Inc.	18,284	424,920
General Mills, Inc.	31,854	2,302,726
Hormel Foods Corp.	12,104	393,985
J M Smucker Co.	7,191	824,664
Kellanova	12,634	1,018,427
Kraft Heinz Co.	56,220	1,991,874
Mondelez International, Inc. - Class A	70,033	5,029,070
Post Holdings, Inc. (a)	2,636	305,170
		12,290,836

Paper & Plastic Packaging Products & Materials - 0.5%
Amcor PLC	107,499	1,229,788
International Paper Co.	36,278	1,756,581
Packaging Corp. of America	4,319	905,003
Sealed Air Corp.	6,988	244,231
Sonoco Products Co.	6,377	360,747
		4,496,350

Pharmaceuticals - 2.0%
Johnson & Johnson	47,936	7,950,665
Merck & Co., Inc.	43,036	5,097,614
Pfizer, Inc.	198,365	5,754,569
		18,802,848

Rail Transportation - 1.6%
CSX Corp.	150,061	5,142,590
Norfolk Southern Corp.	12,172	3,117,980
Union Pacific Corp.	24,189	6,194,561
		14,455,131

Research & Consulting Services - 0.0%(b)
Science Applications International Corp.	3,117	407,049

Restaurants - 1.0%
Darden Restaurants, Inc.	8,679	1,372,584
McDonald's Corp.	19,157	5,529,860
.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Restaurants - 1.0% (Continued)
Wendy's Co.	30,016	$507,871
Yum! Brands, Inc.	11,870	1,601,500
		9,011,815

Semiconductor Materials & Equipment - 0.5%
Lam Research Corp.	4,890	4,014,739
Teradyne, Inc.	6,781	927,166
		4,941,905

Semiconductors - 0.8%
Qorvo, Inc. (a)	9,809	1,136,765
Skyworks Solutions, Inc.	12,358	1,354,313
Texas Instruments, Inc.	24,981	5,354,428
		7,845,506

Soft Drinks & Non-alcoholic Beverages - 0.5%
Coca-Cola Co.	61,748	4,474,878

Specialized Consumer Services - 0.2%
H&R Block, Inc.	12,683	802,961
Service Corp. International	9,813	768,063
		1,571,024

Specialty Chemicals - 0.3%
Celanese Corp.	6,639	867,053
Eastman Chemical Co.	11,393	1,166,301
NewMarket Corp.	724	415,410
		2,448,764

Steel - 0.6%
Cleveland-Cliffs, Inc. (a)	26,301	343,491
Nucor Corp.	18,877	2,867,605
Reliance, Inc.	2,570	736,691
Steel Dynamics, Inc.	13,697	1,636,928
		5,584,715

Systems Software - 0.1%
Dolby Laboratories, Inc. - Class A	6,111	436,081
Gen Digital, Inc.	25,199	666,766
		1,102,847

Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	4,891	660,676

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	101,153	$23,164,037
Hewlett Packard Enterprise Co.	89,462	1,732,879
HP, Inc.	112,001	4,052,196
NetApp, Inc.	15,807	1,908,221
		30,857,333

Tobacco - 1.3%
Altria Group, Inc.	104,896	5,640,258
Philip Morris International, Inc.	52,099	6,423,286
		12,063,544

Trading Companies & Distributors - 0.3%
Ferguson Enterprises, Inc.	10,974	2,257,461
MSC Industrial Direct Co., Inc. - Class A	7,695	632,837
		2,890,298
TOTAL COMMON STOCKS (Cost $425,340,891)		465,733,268

EXCHANGE TRADED FUNDS - 49.7%
Avantis Emerging Markets Value ETF	710,214	35,205,308
Avantis International Small Cap Value ETF (c)	661,968	45,775,087
Avantis Real Estate ETF	1,061,804	49,161,525
Avantis U.S. Small Cap Value ETF	953,836	91,482,411
iShares Core MSCI International Developed Markets ETF (c)	1,319,877	92,404,589
Vanguard FTSE Developed Markets ETF	1,804,498	94,537,650
Vanguard FTSE Emerging Markets ETF	1,215,109	54,339,675
TOTAL EXCHANGE TRADED FUNDS (Cost $414,120,722)		462,906,245

SHORT-TERM INVESTMENTS - 0.3%
Investments Purchased with Proceeds from Securities Lending - 0.2%
First American Government Obligations Fund - Class X, 5.23% (d)	1,550,787	1,550,787

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.23% (d)	1,211,312	1,211,312
TOTAL SHORT-TERM INVESTMENTS (Cost $2,762,099)		2,762,099

TOTAL INVESTMENTS - 100.1% (Cost $842,223,712)		$931,401,612
Liabilities in Excess of Other Assets - (0.1)%		(778,801)
TOTAL NET ASSETS - 100.0%		$930,622,811

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $1,521,953 which represented 0.2% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
.

CCM GLOBAL EQUITY ETF

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

CCM Global Equity ETF (the “Fund) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$465,733,268	$—	$—	$465,733,268
Exchange Traded Funds	462,906,245	—	—	462,906,245
Investments Purchased with Proceeds from Securities Lending	1,550,787	—	—	1,550,787
Money Market Funds	1,211,312	—	—	1,211,312
Total Investments in Securities	$931,401,612	$—	$—	$931,401,612

Refer to the Schedule of Investments for additional information.

During the fiscal period ended August 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.